Deferred revenue and deferred platform commission fees (Tables)	12 Months Ended
Dec. 31, 2022
Deferred revenue and deferred platform commission fees
Schedule of change in deferred revenue and platform commission fees

Deferred revenue is associated with the portion of in-game purchases revenue that is recognized over time. The tables below summarize the change in deferred revenue and platform commission fees for the years ended December 31, 2022 and 2021:

2021
Liabilities (Deferred Revenue)
January 1, 2021	294,782
Deferred during the year	428,511
Released to profit or loss (Note 7)	(300,612)
December 31, 2021	422,681
Current portion	294,607
Non-current portion	128,074
Assets (Deferred platform commission fees)
January 1, 2021	89,587
Deferred during the year	114,657
Released to profit or loss	(87,711)
December 31, 2021	116,533

2022
Liabilities (Deferred Revenue)
January 1,2022	422,681

Deferred during the year	330,805
Released to profit or loss	(361,047)

December 31, 2022	392,439

Current portion	295,552
Non-current portion	96,887

Assets (Deferred platform commission fees)
January 1, 2022	116,533

Deferred during the year	87,860
Released to profit or loss	(109,711)

December 31, 2022	94,682